Leases	9 Months Ended
Sep. 30, 2023
Lease Disclosure [Abstract]
Leases	Leases
The Company’s right-of-use assets by class of assets are as follows:

	Premises	Others	Total
	$	$	$
Costs
Balance – December 31, 2022	4,717	382	5,099
Additions	540	—	540
Effects of foreign exchange	(18)	(5)	(23)
Balance – September 30, 2023	5,239	377	5,616

Accumulated amortization
Balance – December 31, 2022	2,796	265	3,061
Amortization	975	45	1,020
Effects of foreign exchange	(31)	3	(28)
Balance – September 30, 2023	3,740	313	4,053

Carrying value
Net balance – December 31, 2022	1,921	117	2,038
Net balance – September 30, 2023	1,499	64	1,563
The Company’s lease obligations are as follows:

2023
$
Balance – January 1	3,066
Additions	540
Interest accretion	163
Lease repayments	(1,319)
Effects of foreign exchange	(56)
Balance – September 30	2,394

Current	1,513
Non-current	881
2,394
Expenses incurred for the three and nine months ended September 30, 2023 relating to short-term leases and leases of low-value assets were $22 and $90, respectively (2022 - $47 and $163).